Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
September 30, 2021
SVI-NPRT1-1121
1.9896350.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)(b)	4,112	249,598
ATN International, Inc.	5,594	262,079
Consolidated Communications Holdings, Inc. (a)	37,473	344,377
Globalstar, Inc. (a)	39,207	65,476
IDT Corp. Class B (a)	2,584	108,399
Iridium Communications, Inc. (a)	14,998	597,670
Liberty Latin America Ltd.:
Class A (a)	23,026	301,180
Class C (a)	78,034	1,023,806
Ooma, Inc. (a)	4,774	88,844
Radius Global Infrastructure, Inc. (a)	30,386	496,203
		3,537,632
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	266,079	10,126,946
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	2,654	60,697
Cinemark Holdings, Inc. (a)(b)	9,376	180,113
CuriosityStream, Inc. Class A (a)(b)	11,057	116,541
Eros International PLC (a)(b)	161,985	148,945
IMAX Corp. (a)(b)	23,294	442,120
Lions Gate Entertainment Corp.:
Class A (a)	38,709	549,281
Class B (a)	51,037	663,481
Madison Square Garden Entertainment Corp. (a)(b)	13,474	979,156
Marcus Corp. (a)(b)	11,417	199,227
		13,466,507
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	31,079	393,149
Liberty TripAdvisor Holdings, Inc. (a)	8,941	27,628
MediaAlpha, Inc. Class A	858	16,027
Outbrain, Inc.	2,283	33,788
TrueCar, Inc. (a)	48,735	202,738
Yelp, Inc. (a)	2,694	100,325
		773,655
Media - 1.5%
Advantage Solutions, Inc. Class A (a)	38,911	336,580
AMC Networks, Inc. Class A (a)(b)	7,353	342,576
Audacy, Inc. Class A (a)(b)	60,817	223,807
Boston Omaha Corp. (a)(b)	9,210	357,164
Clear Channel Outdoor Holdings, Inc. (a)	172,296	466,922
comScore, Inc. (a)(b)	36,023	140,490
Daily Journal Corp. (a)(b)	607	194,465
Digital Media Solutions, Inc. Class A (a)(b)	780	5,655
E.W. Scripps Co. Class A	30,164	544,762
Emerald Holding, Inc. (a)	11,955	51,885
Entravision Communication Corp. Class A	30,831	218,900
Fluent, Inc. (a)(b)	23,025	52,267
Gannett Co., Inc. (a)(b)	72,985	487,540
Gray Television, Inc.	44,107	1,006,522
Hemisphere Media Group, Inc. (a)	8,551	104,151
iHeartMedia, Inc. (a)	31,237	781,550
Integral Ad Science Holding Corp. (b)	4,702	97,002
John Wiley & Sons, Inc. Class A	22,229	1,160,576
Meredith Corp. (a)	7,607	423,710
National CineMedia, Inc.	27,176	96,747
Scholastic Corp.	13,564	483,557
Sinclair Broadcast Group, Inc. Class A (b)	20,123	637,497
Stagwell, Inc. (a)(b)	28,567	219,109
Tegna, Inc.	114,054	2,249,145
Thryv Holdings, Inc. (a)	759	22,800
WideOpenWest, Inc. (a)	10,005	196,598
		10,901,977
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	28,347	490,403
Shenandoah Telecommunications Co.	16,449	519,459
Telephone & Data Systems, Inc.	51,639	1,006,961
U.S. Cellular Corp. (a)	7,598	242,300
		2,259,123
TOTAL COMMUNICATION SERVICES		30,938,894
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.9%
Adient PLC (a)	42,729	1,771,117
American Axle & Manufacturing Holdings, Inc. (a)	28,853	254,195
Cooper-Standard Holding, Inc. (a)	8,754	191,800
Dana, Inc.	34,819	774,375
Modine Manufacturing Co. (a)	23,137	262,142
Motorcar Parts of America, Inc. (a)(b)	9,629	187,766
Standard Motor Products, Inc.	10,551	461,184
Stoneridge, Inc. (a)(b)	11,112	226,574
Tenneco, Inc. (a)	3,003	42,853
The Goodyear Tire & Rubber Co. (a)	142,114	2,515,418
XL Fleet Corp. (Class A) (a)(b)	15,563	95,868
		6,783,292
Automobiles - 0.2%
Canoo, Inc. (a)(b)	30,079	231,308
Fisker, Inc. (b)	6,607	96,793
Lordstown Motors Corp. Class A (a)(b)	44,845	357,863
Workhorse Group, Inc. (a)(b)	56,777	434,344
		1,120,308
Diversified Consumer Services - 1.1%
2U, Inc. (a)	5,829	195,680
Adtalem Global Education, Inc. (a)	25,568	966,726
American Public Education, Inc. (a)	9,748	249,646
Carriage Services, Inc.	6,992	311,773
Coursera, Inc. (b)	29,877	945,607
European Wax Center, Inc.	2,818	78,932
Graham Holdings Co.	1,996	1,175,963
Houghton Mifflin Harcourt Co. (a)	4,208	56,513
Laureate Education, Inc. Class A	50,598	859,660
OneSpaWorld Holdings Ltd. (a)	13,690	136,489
Perdoceo Education Corp. (a)	36,908	389,748
PowerSchool Holdings, Inc.	18,180	447,410
Regis Corp. (a)	1,149	3,999
StoneMor, Inc. (a)(b)	16,250	40,138
Strategic Education, Inc.	12,602	888,441
Stride, Inc. (a)	19,739	709,420
Vivint Smart Home, Inc. Class A (a)(b)	35,418	334,700
WW International, Inc. (a)	18,856	344,122
		8,134,967
Hotels, Restaurants & Leisure - 0.5%
Biglari Holdings, Inc. (a)(b)	400	68,724
BJ's Restaurants, Inc. (a)	880	36,749
Bluegreen Vacations Holding Corp. Class A (a)	7,625	196,725
Carrols Restaurant Group, Inc. (b)	16,424	60,112
Chuy's Holdings, Inc. (a)	5,573	175,717
Dave & Buster's Entertainment, Inc. (a)(b)	12,160	466,093
Del Taco Restaurants, Inc.	15,528	135,559
Denny's Corp. (a)	7,796	127,387
Drive Shack, Inc. (a)	21,095	59,277
El Pollo Loco Holdings, Inc. (a)	9,870	166,803
F45 Training Holdings, Inc.	4,603	68,861
Fiesta Restaurant Group, Inc. (a)(b)	9,330	102,257
GAN Ltd. (a)(b)	18,907	281,147
Hall of Fame Resort & Entertainment Co. (a)(b)	28,253	74,870
Jack in the Box, Inc.	9,693	943,420
Krispy Kreme, Inc.	3,441	48,174
Monarch Casino & Resort, Inc. (a)	1,398	93,652
Nathan's Famous, Inc.	315	19,269
SeaWorld Entertainment, Inc. (a)	12,023	665,112
Target Hospitality Corp. (a)	4,130	15,405
Xponential Fitness, Inc. (b)	2,141	27,169
		3,832,482
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	4,686	84,863
Beazer Homes U.S.A., Inc. (a)(b)	15,389	265,460
Cavco Industries, Inc. (a)	1,429	338,301
Century Communities, Inc.	5,669	348,360
Ethan Allen Interiors, Inc.	11,564	274,067
Flexsteel Industries, Inc.	3,304	102,028
Green Brick Partners, Inc. (a)	11,570	237,416
Hamilton Beach Brands Holding Co. Class A	1,878	29,428
Hooker Furnishings Corp.	5,461	147,392
Hovnanian Enterprises, Inc. Class A (a)	2,657	256,108
iRobot Corp. (a)(b)	1,294	101,579
KB Home	35,384	1,377,145
La-Z-Boy, Inc.	23,042	742,644
Landsea Homes Corp. (a)	5,337	46,218
Legacy Housing Corp. (a)(b)	4,051	72,796
Lifetime Brands, Inc.	6,391	116,252
M.D.C. Holdings, Inc.	21,580	1,008,218
M/I Homes, Inc. (a)	14,797	855,267
Meritage Homes Corp. (a)	18,225	1,767,825
Snap One Holdings Corp.	3,400	56,678
Taylor Morrison Home Corp. (a)	55,664	1,435,018
Traeger, Inc.	7,734	161,873
TRI Pointe Homes, Inc. (a)	53,622	1,127,134
Tupperware Brands Corp. (a)(b)	25,454	537,588
Universal Electronics, Inc. (a)	6,763	333,078
VOXX International Corp. (a)	7,836	89,722
Weber, Inc.	5,814	102,268
		12,014,726
Internet & Direct Marketing Retail - 0.2%
1stDibs.com, Inc.	738	9,151
Groupon, Inc. (a)(b)	1,641	37,431
Lands' End, Inc. (a)(b)	7,368	173,443
PetMed Express, Inc. (b)	1,265	33,991
Revolve Group, Inc. (a)	6,934	428,313
Stamps.com, Inc. (a)	2,971	979,806
Xometry, Inc.	907	52,307
		1,714,442
Leisure Products - 0.6%
Acushnet Holdings Corp.	12,469	582,302
American Outdoor Brands, Inc. (a)	7,204	176,930
Callaway Golf Co. (a)	59,895	1,654,899
Escalade, Inc.	3,836	72,539
Genius Brands International, Inc. (a)(b)	144,485	196,500
Johnson Outdoors, Inc. Class A	1,021	108,022
Nautilus, Inc. (a)(b)	11,400	106,134
Sturm, Ruger & Co., Inc.	535	39,472
Vista Outdoor, Inc. (a)	29,680	1,196,401
		4,133,199
Multiline Retail - 0.7%
Big Lots, Inc.	17,519	759,624
Dillard's, Inc. Class A	3,094	533,777
Franchise Group, Inc.	12,918	457,426
Macy's, Inc.	162,001	3,661,223
		5,412,050
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	29,046	1,093,001
Academy Sports & Outdoors, Inc.	40,130	1,606,003
America's Car Mart, Inc. (a)	526	61,426
Barnes & Noble Education, Inc. (a)	19,607	195,874
Bed Bath & Beyond, Inc. (a)(b)	48,042	829,926
Big 5 Sporting Goods Corp. (b)	10,823	249,362
CarLotz, Inc. Class A (a)(b)	36,589	139,404
Chico's FAS, Inc. (a)(b)	48,274	216,750
Conn's, Inc. (a)	9,320	212,776
Genesco, Inc. (a)	7,603	438,921
Group 1 Automotive, Inc.	9,074	1,704,823
Guess?, Inc.	18,425	387,109
Haverty Furniture Companies, Inc. (b)	4,784	161,269
Hibbett, Inc. (b)	1,439	101,795
Lazydays Holdings, Inc. (a)(b)	3,966	84,634
Lumber Liquidators Holdings, Inc. (a)(b)	15,008	280,349
MarineMax, Inc. (a)(b)	5,317	257,981
Monro, Inc. (b)	6,588	378,876
Rent-A-Center, Inc.	2,291	128,777
Shift Technologies, Inc. Class A (a)(b)	25,536	177,220
Shoe Carnival, Inc.	788	25,547
Signet Jewelers Ltd.	5,966	471,075
Sleep Number Corp. (a)(b)	6,099	570,135
Sonic Automotive, Inc. Class A (sub. vtg.)	11,268	592,021
The Aaron's Co., Inc.	16,699	459,890
The Buckle, Inc.	785	31,078
The Cato Corp. Class A (sub. vtg.)	10,098	167,021
The Container Store Group, Inc. (a)	16,176	153,996
The ODP Corp. (a)	24,631	989,181
Tilly's, Inc.	11,693	163,819
Torrid Holdings, Inc. (b)	4,827	74,481
TravelCenters of America LLC (a)	6,493	323,286
Urban Outfitters, Inc. (a)	10,458	310,498
Winmark Corp.	1,103	237,178
Zumiez, Inc. (a)(b)	11,462	455,729
		13,731,211
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	24,445	289,673
G-III Apparel Group Ltd. (a)	22,711	642,721
Movado Group, Inc.	8,255	259,950
Oxford Industries, Inc.	7,637	688,628
Rocky Brands, Inc.	3,302	157,208
Superior Group of Companies, Inc.	4,589	106,878
Unifi, Inc. (a)	6,516	142,896
Vera Bradley, Inc. (a)	13,248	124,664
		2,412,618
TOTAL CONSUMER DISCRETIONARY		59,289,295
CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (b)	3,327	76,155
MGP Ingredients, Inc. (b)	1,170	76,167
Newage, Inc. (a)(b)	33,382	46,401
Primo Water Corp.	81,325	1,278,429
Zevia PBC	1,432	16,482
		1,493,634
Food & Staples Retailing - 0.9%
Andersons, Inc.	9,641	297,232
BJ's Wholesale Club Holdings, Inc. (a)	17,919	984,111
Chefs' Warehouse Holdings (a)	15,340	499,624
HF Foods Group, Inc. (a)(b)	17,797	107,672
Ingles Markets, Inc. Class A	7,147	471,916
Natural Grocers by Vitamin Cottage, Inc.	4,500	50,490
Performance Food Group Co. (a)	7,171	333,165
PriceSmart, Inc.	11,262	873,368
Rite Aid Corp. (a)(b)	28,424	403,621
SpartanNash Co.	18,067	395,667
Sprouts Farmers Market LLC (a)	32,521	753,512
United Natural Foods, Inc. (a)(b)	26,973	1,306,033
Village Super Market, Inc. Class A	3,732	80,910
Weis Markets, Inc. (b)	8,288	435,534
		6,992,855
Food Products - 1.0%
B&G Foods, Inc. Class A	32,789	980,063
Cal-Maine Foods, Inc. (a)(b)	18,130	655,581
Fresh Del Monte Produce, Inc.	17,077	550,221
Hostess Brands, Inc. Class A (a)(b)	67,073	1,165,058
John B. Sanfilippo & Son, Inc.	1,442	117,840
Laird Superfood, Inc. (b)	888	16,943
Lancaster Colony Corp.	1,221	206,117
Landec Corp. (a)	12,855	118,523
Limoneira Co.	5,474	88,515
Mission Produce, Inc. (b)	16,879	310,236
Sanderson Farms, Inc.	1,492	280,794
Seneca Foods Corp. Class A (a)	3,226	155,558
The Simply Good Foods Co. (a)(b)	41,507	1,431,576
Tootsie Roll Industries, Inc.	7,711	234,646
TreeHouse Foods, Inc. (a)(b)	26,626	1,061,845
Whole Earth Brands, Inc. Class A (a)(b)	18,969	219,092
		7,592,608
Household Products - 0.1%
Central Garden & Pet Co. (a)	9,707	465,936
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,515	237,145
Oil-Dri Corp. of America	2,509	87,815
		790,896
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	6,946	213,590
Edgewell Personal Care Co.	27,961	1,014,984
Nature's Sunshine Products, Inc.	6,297	92,251
Nu Skin Enterprises, Inc. Class A	14,152	572,731
Revlon, Inc. (a)	3,371	34,081
The Beauty Health Co. (b)	3,746	97,284
The Honest Co., Inc. (b)	3,515	36,486
Veru, Inc. (a)(b)	9,484	80,899
		2,142,306
Tobacco - 0.2%
Universal Corp.	12,396	599,099
Vector Group Ltd.	64,146	817,862
		1,416,961
TOTAL CONSUMER STAPLES		20,429,260
ENERGY - 7.0%
Energy Equipment & Services - 1.3%
Archrock, Inc.	69,185	570,776
Bristow Group, Inc. (a)	12,444	396,093
Championx Corp. (a)	85,945	1,921,730
Dril-Quip, Inc. (a)	17,930	451,477
Frank's International NV (a)(b)	73,121	214,976
FTS International, Inc. Class A (a)	4,504	110,798
Helix Energy Solutions Group, Inc. (a)	73,017	283,306
Helmerich & Payne, Inc.	54,129	1,483,676
Liberty Oilfield Services, Inc. Class A (a)	30,577	370,899
Nabors Industries Ltd. (a)	3,663	353,406
Newpark Resources, Inc. (a)	45,911	151,506
Nextier Oilfield Solutions, Inc. (a)	79,140	364,044
Oceaneering International, Inc. (a)	51,565	686,846
Oil States International, Inc. (a)	30,762	196,569
Patterson-UTI Energy, Inc.	96,201	865,809
ProPetro Holding Corp. (a)	43,936	380,046
RPC, Inc. (a)(b)	33,281	161,746
Select Energy Services, Inc. Class A (a)	31,409	163,013
Solaris Oilfield Infrastructure, Inc. Class A	11,676	97,378
TETRA Technologies, Inc. (a)	14,029	43,770
Tidewater, Inc. (a)	21,085	254,285
U.S. Silica Holdings, Inc. (a)(b)	37,850	302,422
		9,824,571
Oil, Gas & Consumable Fuels - 5.7%
Aemetis, Inc. (a)	13,956	255,116
Alto Ingredients, Inc. (a)(b)	36,515	180,384
Altus Midstream Co.	1,596	110,172
Antero Resources Corp. (a)	129,461	2,435,161
Arch Resources, Inc. (a)(b)	6,256	580,244
Berry Corp.	34,302	247,317
Bonanza Creek Energy, Inc.	15,964	764,676
Brigham Minerals, Inc. Class A	22,890	438,572
California Resources Corp. (a)	42,591	1,746,231
Callon Petroleum Co. (a)(b)	2,767	135,804
Centennial Resource Development, Inc. Class A (a)(b)	81,885	548,630
Centrus Energy Corp. Class A (a)(b)	4,986	192,759
Chesapeake Energy Corp.	50,886	3,134,069
Clean Energy Fuels Corp. (a)(b)	79,897	651,161
CNX Resources Corp. (a)	111,201	1,403,357
Comstock Resources, Inc. (a)(b)	47,331	489,876
CONSOL Energy, Inc. (a)	17,761	462,141
CVR Energy, Inc.	15,320	255,231
Delek U.S. Holdings, Inc.	34,144	613,568
DHT Holdings, Inc.	72,835	475,613
Dorian LPG Ltd.	13,080	162,323
Earthstone Energy, Inc. (a)	10,238	94,190
Energy Fuels, Inc. (a)(b)	10,656	74,805
Equitrans Midstream Corp.	210,676	2,136,255
Extraction Oil & Gas, Inc. (a)	4,838	273,105
Falcon Minerals Corp.	3,708	17,428
Frontline Ltd. (NY Shares) (b)	61,618	577,361
Gevo, Inc. (a)(b)	100,731	668,854
Golar LNG Ltd. (a)	52,960	686,891
Green Plains, Inc. (a)(b)	24,649	804,790
HighPeak Energy, Inc.	2,528	22,752
International Seaways, Inc. (b)	23,886	435,203
Laredo Petroleum, Inc. (a)(b)	4,791	388,406
Murphy Oil Corp.	75,546	1,886,384
National Energy Services Reunited Corp. (a)(b)	19,455	243,577
Nordic American Tanker Shipping Ltd. (b)	77,534	198,487
Northern Oil & Gas, Inc.	27,377	585,868
Oasis Petroleum, Inc.	1,514	150,522
Ovintiv, Inc.	127,702	4,198,842
Par Pacific Holdings, Inc. (a)	3,564	56,026
PBF Energy, Inc. Class A (a)(b)	49,627	643,662
PDC Energy, Inc.	51,450	2,438,216
Peabody Energy Corp. (a)	41,320	611,123
Penn Virginia Corp. (a)	7,819	208,533
Range Resources Corp. (a)	123,080	2,785,300
Renewable Energy Group, Inc. (a)	23,135	1,161,377
Rex American Resources Corp. (a)	2,713	216,687
Riley Exploration Permian, Inc.	1,161	27,260
Scorpio Tankers, Inc.	25,259	468,302
SFL Corp. Ltd.	53,418	447,643
SM Energy Co.	61,955	1,634,373
Talos Energy, Inc. (a)	15,895	218,874
Teekay Corp. (a)(b)	34,278	125,457
Teekay Tankers Ltd. (a)	11,946	173,575
Ur-Energy, Inc. (a)(b)	6,386	10,984
W&T Offshore, Inc. (a)	47,914	178,240
Whiting Petroleum Corp. (a)	20,375	1,190,104
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	5,792
warrants 9/1/25 (a)	405	2,924
World Fuel Services Corp.	32,253	1,084,346
		42,414,923
TOTAL ENERGY		52,239,494
FINANCIALS - 26.1%
Banks - 14.8%
1st Source Corp.	8,737	412,736
Allegiance Bancshares, Inc.	9,709	370,398
Altabancorp	8,769	387,239
Amalgamated Financial Corp.	6,817	107,845
Amerant Bancorp, Inc. Class A (a)	10,831	267,959
American National Bankshares, Inc.	5,361	177,127
Ameris Bancorp	34,476	1,788,615
Arrow Financial Corp.	7,027	241,448
Associated Banc-Corp.	77,359	1,657,030
Atlantic Capital Bancshares, Inc. (a)	10,170	269,403
Atlantic Union Bankshares Corp.	39,789	1,466,225
Banc of California, Inc.	23,234	429,597
BancFirst Corp.	8,884	534,106
Bancorp, Inc., Delaware (a)	27,394	697,177
BancorpSouth Bank	52,549	1,564,909
Bank First National Corp.	3,424	242,659
Bank of Marin Bancorp (b)	8,163	308,153
BankUnited, Inc.	48,055	2,009,660
Banner Corp.	17,969	992,068
Bar Harbor Bankshares	7,472	209,590
Berkshire Hills Bancorp, Inc.	24,938	672,827
Blue Ridge Bankshares, Inc.	9,109	160,227
Brookline Bancorp, Inc., Delaware	39,179	597,872
Bryn Mawr Bank Corp.	10,374	476,685
Business First Bancshares, Inc. (b)	9,953	232,801
Byline Bancorp, Inc.	12,910	317,070
Cadence Bancorp Class A	41,449	910,220
Cambridge Bancorp	3,533	310,904
Camden National Corp.	7,561	362,172
Capital Bancorp, Inc.	3,988	95,951
Capital City Bank Group, Inc.	6,781	167,762
Capstar Financial Holdings, Inc.	10,775	228,861
Carter Bankshares, Inc. (b)	13,124	186,623
Cathay General Bancorp	38,702	1,601,876
CBTX, Inc.	9,368	247,128
Central Pacific Financial Corp.	14,184	364,245
Century Bancorp, Inc. Class A (non-vtg.)	1,379	158,916
CIT Group, Inc.	51,264	2,663,165
Citizens & Northern Corp.	7,867	198,720
City Holding Co.	7,701	599,985
Civista Bancshares, Inc.	7,696	178,778
CNB Financial Corp., Pennsylvania	8,224	200,172
Coastal Financial Corp. of Washington (a)	1,583	50,434
Columbia Banking Systems, Inc.	40,430	1,535,936
Community Bank System, Inc.	27,590	1,887,708
Community Trust Bancorp, Inc.	7,727	325,307
ConnectOne Bancorp, Inc.	19,342	580,453
CrossFirst Bankshares, Inc.	12,565	163,345
Customers Bancorp, Inc. (a)	14,276	614,154
CVB Financial Corp.	66,536	1,355,338
Dime Community Bancshares, Inc.	18,133	592,224
Eagle Bancorp, Inc.	16,291	936,733
Eastern Bankshares, Inc.	69,280	1,406,384
Enterprise Bancorp, Inc.	4,702	169,037
Enterprise Financial Services Corp.	18,501	837,725
Equity Bancshares, Inc.	6,775	226,150
Farmers National Banc Corp.	13,014	204,450
FB Financial Corp. (b)	15,923	682,778
Fidelity D & D Bancorp, Inc. (b)	2,082	104,995
Financial Institutions, Inc.	8,049	246,702
First Bancorp, North Carolina	14,687	631,688
First Bancorp, Puerto Rico	106,543	1,401,040
First Bancshares, Inc.	10,613	411,572
First Bank Hamilton New Jersey	7,878	111,001
First Busey Corp.	26,095	642,720
First Commonwealth Financial Corp.	48,999	667,856
First Community Bankshares, Inc.	8,615	273,268
First Financial Bancorp, Ohio	48,895	1,144,632
First Financial Bankshares, Inc. (b)	5,091	233,931
First Financial Corp., Indiana	5,710	240,106
First Foundation, Inc.	20,939	550,696
First Internet Bancorp	4,737	147,700
First Interstate Bancsystem, Inc.	21,001	845,500
First Merchants Corp.	28,277	1,183,110
First Mid-Illinois Bancshares, Inc.	8,500	349,010
First Midwest Bancorp, Inc., Delaware	58,207	1,106,515
First of Long Island Corp.	11,425	235,355
Five Star Bancorp	1,619	38,759
Flushing Financial Corp.	14,937	337,576
Fulton Financial Corp.	81,212	1,240,919
German American Bancorp, Inc.	12,915	498,906
Glacier Bancorp, Inc.	43,498	2,407,614
Great Southern Bancorp, Inc.	5,215	285,834
Great Western Bancorp, Inc.	26,714	874,616
Guaranty Bancshares, Inc. Texas	3,951	141,643
Hancock Whitney Corp.	44,824	2,112,107
Hanmi Financial Corp.	15,516	311,251
HarborOne Bancorp, Inc.	25,159	353,232
HBT Financial, Inc.	4,293	66,756
Heartland Financial U.S.A., Inc.	20,826	1,001,314
Heritage Commerce Corp.	29,856	347,225
Heritage Financial Corp., Washington	18,111	461,831
Hilltop Holdings, Inc.	32,642	1,066,414
Home Bancshares, Inc.	78,656	1,850,776
HomeTrust Bancshares, Inc.	7,664	214,439
Hope Bancorp, Inc.	60,717	876,753
Horizon Bancorp, Inc. Indiana	22,041	400,485
Howard Bancorp, Inc. (a)	6,903	139,993
Independent Bank Corp.	10,605	227,795
Independent Bank Corp., Massachusetts	17,018	1,295,921
Independent Bank Group, Inc. (b)	19,497	1,385,067
International Bancshares Corp.	27,705	1,153,636
Investors Bancorp, Inc.	75,041	1,133,870
Lakeland Bancorp, Inc.	25,267	445,457
Lakeland Financial Corp.	11,657	830,445
Macatawa Bank Corp.	12,677	101,796
Mercantile Bank Corp.	7,906	253,229
Metrocity Bankshares, Inc. (b)	7,155	150,040
Metropolitan Bank Holding Corp. (a)	3,738	315,113
Mid Penn Bancorp, Inc. (b)	4,958	136,593
Midland States Bancorp, Inc.	10,851	268,345
MidWestOne Financial Group, Inc.	7,283	219,655
MVB Financial Corp.	5,106	218,690
National Bank Holdings Corp.	15,359	621,732
NBT Bancorp, Inc.	21,549	778,350
Nicolet Bankshares, Inc. (a)	5,545	411,328
Northrim Bancorp, Inc.	3,139	133,439
OceanFirst Financial Corp.	30,526	653,562
OFG Bancorp	26,450	667,069
Old National Bancorp, Indiana (b)	84,403	1,430,631
Old Second Bancorp, Inc.	13,911	181,678
Origin Bancorp, Inc.	9,529	403,553
Orrstown Financial Services, Inc.	5,495	128,583
Pacific Premier Bancorp, Inc.	41,402	1,715,699
Park National Corp.	7,416	904,381
Peapack-Gladstone Financial Corp.	9,303	310,348
Peoples Bancorp, Inc.	12,949	409,318
Peoples Financial Services Corp.	3,506	159,768
Preferred Bank, Los Angeles	7,194	479,696
Primis Financial Corp. (b)	12,256	177,222
QCR Holdings, Inc.	8,059	414,555
RBB Bancorp	6,397	161,268
Red River Bancshares, Inc.	2,224	110,866
Reliant Bancorp, Inc.	7,888	249,182
Renasant Corp.	28,371	1,022,775
Republic Bancorp, Inc., Kentucky Class A	4,701	238,106
Republic First Bancorp, Inc. (a)(b)	21,715	66,882
S&T Bancorp, Inc.	19,814	583,919
Sandy Spring Bancorp, Inc.	24,130	1,105,637
Seacoast Banking Corp., Florida	28,437	961,455
ServisFirst Bancshares, Inc.	4,345	338,041
Sierra Bancorp	7,241	175,811
Simmons First National Corp. Class A	55,493	1,640,373
SmartFinancial, Inc.	7,183	185,681
South Plains Financial, Inc.	5,410	131,896
Southern First Bancshares, Inc. (a)	2,646	141,561
Southside Bancshares, Inc.	15,876	607,892
Southstate Corp.	36,167	2,700,590
Spirit of Texas Bancshares, Inc.	6,688	161,850
Stock Yards Bancorp, Inc.	10,103	592,541
Summit Financial Group, Inc.	5,757	141,104
Texas Capital Bancshares, Inc. (a)	16,232	974,245
The Bank of NT Butterfield & Son Ltd.	25,801	916,194
The First Bancorp, Inc.	5,147	149,984
Tompkins Financial Corp.	7,300	590,643
TowneBank	34,854	1,084,308
Trico Bancshares	14,290	620,186
TriState Capital Holdings, Inc. (a)	15,010	317,462
Triumph Bancorp, Inc. (a)	908	90,918
Trustmark Corp.	31,851	1,026,239
UMB Financial Corp.	22,563	2,182,068
United Bankshares, Inc., West Virginia	64,397	2,342,763
United Community Bank, Inc.	45,124	1,480,970
Univest Corp. of Pennsylvania	14,898	408,056
Valley National Bancorp	207,839	2,766,337
Veritex Holdings, Inc.	21,706	854,348
Washington Trust Bancorp, Inc.	8,748	463,469
WesBanco, Inc.	32,522	1,108,350
West Bancorp., Inc.	6,757	202,913
Westamerica Bancorp.	13,357	751,465
		109,955,812
Capital Markets - 1.2%
Assetmark Financial Holdings, Inc. (a)	9,197	228,729
Associated Capital Group, Inc.	780	29,180
B. Riley Financial, Inc.	10,528	621,573
BGC Partners, Inc. Class A	171,091	891,384
Blucora, Inc. (a)	15,707	244,872
Cowen Group, Inc. Class A	14,587	500,480
Diamond Hill Investment Group, Inc.	1,548	271,922
Donnelley Financial Solutions, Inc. (a)	14,382	497,905
Federated Hermes, Inc.	48,895	1,589,088
GAMCO Investors, Inc. Class A	47	1,240
GCM Grosvenor, Inc. Class A (b)	2,893	33,327
Houlihan Lokey	3,432	316,087
Moelis & Co. Class A	14,382	889,814
Oppenheimer Holdings, Inc. Class A (non-vtg.)	4,725	213,995
Piper Jaffray Companies	9,089	1,258,463
PJT Partners, Inc.	2,088	165,182
Sculptor Capital Management, Inc. Class A	11,439	319,034
StoneX Group, Inc. (a)	7,835	516,327
Value Line, Inc.	27	925
WisdomTree Investments, Inc. (b)	17,569	99,616
		8,689,143
Consumer Finance - 1.5%
Encore Capital Group, Inc. (a)(b)	15,459	761,665
Enova International, Inc. (a)	18,775	648,676
EZCORP, Inc. (non-vtg.) Class A (a)	24,917	188,622
First Cash Financial Services, Inc.	18,970	1,659,875
Green Dot Corp. Class A (a)	24,836	1,249,996
LendingClub Corp. (a)	50,445	1,424,567
Navient Corp.	84,693	1,670,993
Nelnet, Inc. Class A	8,577	679,641
Oportun Financial Corp. (a)	10,831	271,100
PRA Group, Inc. (a)(b)	23,285	981,230
PROG Holdings, Inc.	28,810	1,210,308
Regional Management Corp.	2,530	147,195
World Acceptance Corp. (a)	2,233	423,332
		11,317,200
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	4,533	272,071
Alerus Financial Corp.	7,790	232,765
Banco Latinoamericano de Comercio Exterior SA Series E (b)	15,337	269,011
Cannae Holdings, Inc. (a)	43,851	1,364,205
Marlin Business Services Corp.	4,187	93,077
		2,231,129
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	23,085	330,577
American Equity Investment Life Holding Co.	42,545	1,258,056
American National Group, Inc.	3,825	723,040
Amerisafe, Inc.	9,791	549,863
Argo Group International Holdings, Ltd.	16,230	847,531
Bright Health Group, Inc. (b)	8,279	67,557
Citizens, Inc. Class A (a)(b)	25,369	157,541
CNO Financial Group, Inc.	65,472	1,541,211
Crawford & Co. Class A	8,085	72,522
Donegal Group, Inc. Class A	7,171	103,908
eHealth, Inc. (a)	9,004	364,662
Employers Holdings, Inc.	14,378	567,787
Enstar Group Ltd. (a)	6,389	1,499,690
Genworth Financial, Inc. Class A (a)	261,532	980,745
Goosehead Insurance (b)	7,723	1,176,136
Greenlight Capital Re, Ltd. (a)	13,011	96,151
HCI Group, Inc.	2,952	326,993
Heritage Insurance Holdings, Inc.	11,343	77,246
Horace Mann Educators Corp.	21,334	848,880
Independence Holding Co. (b)	2,130	105,627
Investors Title Co.	586	107,004
James River Group Holdings Ltd.	15,917	600,548
Maiden Holdings Ltd. (a)(b)	34,575	109,257
MBIA, Inc. (a)	24,576	315,802
MetroMile, Inc.	19,859	70,499
National Western Life Group, Inc.	1,308	275,452
NI Holdings, Inc. (a)	4,326	75,965
ProAssurance Corp.	27,564	655,472
RLI Corp.	1,702	170,660
Safety Insurance Group, Inc.	7,319	580,031
Selective Insurance Group, Inc.	30,836	2,329,043
Siriuspoint Ltd. (a)	45,695	423,136
State Auto Financial Corp.	9,152	466,294
Stewart Information Services Corp.	13,882	878,175
Tiptree, Inc. (b)	11,860	118,837
Trean Insurance Group, Inc. (a)	9,292	96,172
United Fire Group, Inc.	10,532	243,289
United Insurance Holdings Corp.	9,948	36,111
Universal Insurance Holdings, Inc.	13,637	177,826
		19,425,296
Mortgage Real Estate Investment Trusts - 2.6%
Angel Oak Mortgage, Inc.	3,894	65,925
Apollo Commercial Real Estate Finance, Inc.	72,610	1,076,806
Arbor Realty Trust, Inc.	70,590	1,308,033
Ares Commercial Real Estate Corp.	23,227	350,263
Armour Residential REIT, Inc.	40,849	440,352
Blackstone Mortgage Trust, Inc.	76,662	2,324,392
BrightSpire Capital, Inc.	44,342	416,371
Broadmark Realty Capital, Inc.	67,208	662,671
Capstead Mortgage Corp.	47,759	319,508
Chimera Investment Corp.	121,455	1,803,607
Dynex Capital, Inc.	17,069	294,952
Ellington Financial LLC	24,475	447,648
Granite Point Mortgage Trust, Inc.	28,511	375,490
Great Ajax Corp.	11,265	151,965
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,591	2,010,367
Invesco Mortgage Capital, Inc.	147,592	464,915
KKR Real Estate Finance Trust, Inc.	17,003	358,763
Ladder Capital Corp. Class A	58,728	648,944
MFA Financial, Inc.	227,614	1,040,196
New York Mortgage Trust, Inc.	195,769	833,976
Orchid Island Capital, Inc.	65,982	322,652
PennyMac Mortgage Investment Trust	41,114	809,535
Ready Capital Corp.	30,553	440,880
Redwood Trust, Inc.	57,970	747,233
TPG RE Finance Trust, Inc.	31,937	395,380
Two Harbors Investment Corp.	159,808	1,013,183
		19,124,007
Thrifts & Mortgage Finance - 3.1%
Axos Financial, Inc. (a)	26,846	1,383,643
Blue Foundry Bancorp	13,685	188,716
Bridgewater Bancshares, Inc. (a)	8,366	146,489
Capitol Federal Financial, Inc.	65,435	751,848
Columbia Financial, Inc. (a)	13,206	244,311
Essent Group Ltd.	57,566	2,533,480
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	4,611	500,386
Finance of America Companies, Inc. (b)	17,810	88,160
Flagstar Bancorp, Inc.	27,022	1,372,177
FS Bancorp, Inc. (b)	3,699	128,022
Hingham Institution for Savings	703	236,700
Home Bancorp, Inc.	3,877	149,962
Home Point Capital, Inc.	3,885	16,006
HomeStreet, Inc.	10,369	426,684
Kearny Financial Corp.	26,326	327,232
Luther Burbank Corp.	7,077	94,903
Merchants Bancorp	5,154	203,428
Meridian Bancorp, Inc. Maryland	24,226	502,932
Meta Financial Group, Inc.	11,623	609,975
Mr. Cooper Group, Inc. (a)	36,756	1,513,245
NMI Holdings, Inc. (a)	41,018	927,417
Northfield Bancorp, Inc.	23,078	396,018
Northwest Bancshares, Inc.	62,296	827,291
Ocwen Financial Corp. (a)	4,012	112,858
PCSB Financial Corp.	6,582	121,372
PennyMac Financial Services, Inc.	16,985	1,038,293
Pioneer Bancorp, Inc. (a)(b)	6,022	76,118
Premier Financial Corp. (b)	19,479	620,211
Provident Bancorp, Inc.	7,982	127,872
Provident Financial Services, Inc. (b)	39,052	916,550
Radian Group, Inc.	96,193	2,185,505
Southern Missouri Bancorp, Inc.	3,873	173,859
Trustco Bank Corp., New York	9,587	306,496
Velocity Financial, Inc. (a)(b)	4,240	55,798
Walker & Dunlop, Inc.	13,589	1,542,352
Washington Federal, Inc.	34,867	1,196,287
Waterstone Financial, Inc.	9,890	202,646
WSFS Financial Corp.	24,265	1,245,037
		23,490,279
TOTAL FINANCIALS		194,232,866
HEALTH CARE - 11.2%
Biotechnology - 6.2%
4D Molecular Therapeutics, Inc. (b)	9,771	263,524
89Bio, Inc. (a)(b)	4,884	95,678
Acumen Pharmaceuticals, Inc.	2,046	30,404
Adagio Theraputics, Inc. (b)	4,508	190,418
Adicet Bio, Inc. (a)	10,729	84,115
Adverum Biotechnologies, Inc. (a)	45,213	98,112
Aeglea BioTherapeutics, Inc. (a)	20,747	164,939
Aerovate Therapeutics, Inc.	2,151	45,128
Agios Pharmaceuticals, Inc. (a)(b)	30,347	1,400,514
Akebia Therapeutics, Inc. (a)(b)	51,922	149,535
Akero Therapeutics, Inc. (a)(b)	3,006	67,184
Akouos, Inc. (a)(b)	11,984	139,134
Albireo Pharma, Inc. (a)	1,785	55,692
Allogene Therapeutics, Inc. (a)(b)	21,075	541,628
Altimmune, Inc. (a)(b)	20,521	232,093
AnaptysBio, Inc. (a)(b)	9,974	270,495
Anika Therapeutics, Inc. (a)	7,457	317,370
Annexon, Inc. (a)(b)	15,791	293,871
Applied Therapeutics, Inc. (a)	2,123	35,242
AquaBounty Technologies, Inc. (a)(b)	19,017	77,399
Arbutus Biopharma Corp. (a)	37,506	160,901
Arcturus Therapeutics Holdings, Inc. (a)(b)	10,899	520,754
Arcus Biosciences, Inc. (a)(b)	23,384	815,400
Arcutis Biotherapeutics, Inc. (a)	12,822	306,318
Ardelyx, Inc. (a)(b)	10,264	13,548
Arena Pharmaceuticals, Inc. (a)	28,409	1,691,756
Atara Biotherapeutics, Inc. (a)	39,610	709,019
Athenex, Inc. (a)(b)	18,537	55,796
Athersys, Inc. (a)(b)	14,945	19,877
Atossa Therapeutics, Inc. (a)(b)	55,702	181,589
Atreca, Inc. (a)(b)	13,098	81,601
Avid Bioservices, Inc. (a)(b)	1,913	41,263
Avidity Biosciences, Inc. (a)(b)	16,294	401,321
AVROBIO, Inc. (a)	19,314	107,772
BioCryst Pharmaceuticals, Inc. (a)(b)	82,524	1,185,870
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,464	1,314,644
Black Diamond Therapeutics, Inc. (a)(b)	11,215	94,879
bluebird bio, Inc. (a)	34,976	668,391
Blueprint Medicines Corp. (a)	2,063	212,097
Bolt Biotherapeutics, Inc. (b)	11,625	147,056
BridgeBio Pharma, Inc. (a)(b)	18,374	861,189
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	1,898	17,651
Cardiff Oncology, Inc. (a)	19,341	128,811
Caribou Biosciences, Inc.	4,092	97,676
Catalyst Pharmaceutical Partners, Inc. (a)	51,119	270,931
Cel-Sci Corp. (a)	1,661	18,254
Celldex Therapeutics, Inc. (a)	5,108	275,781
Century Therapeutics, Inc.	2,525	63,529
ChemoCentryx, Inc. (a)(b)	26,227	448,482
Chimerix, Inc. (a)	11,166	69,118
Chinook Therapeutics, Inc. (a)	16,773	214,023
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Clene, Inc. (a)(b)	3,394	23,181
Cogent Biosciences, Inc. (a)(b)	13,468	113,266
Crinetics Pharmaceuticals, Inc. (a)	2,569	54,077
Cullinan Oncology, Inc.	12,501	282,148
Curis, Inc. (a)	5,595	43,809
Cytokinetics, Inc. (a)(b)	2,880	102,931
CytomX Therapeutics, Inc. (a)(b)	4,904	24,961
Day One Biopharmaceuticals, Inc. (b)	2,362	56,050
Deciphera Pharmaceuticals, Inc. (a)	2,945	100,071
Design Therapeutics, Inc. (a)	2,976	43,717
Dyne Therapeutics, Inc.	15,422	250,453
Eagle Pharmaceuticals, Inc. (a)(b)	3,075	171,524
Eiger Biopharmaceuticals, Inc. (a)	16,405	109,585
Eliem Therapeutics, Inc.	1,506	27,078
Emergent BioSolutions, Inc. (a)	25,242	1,263,867
Enanta Pharmaceuticals, Inc. (a)	9,012	511,972
Erasca, Inc.	4,438	94,174
FibroGen, Inc. (a)	3,705	37,865
Finch Therapeutics Group, Inc.	3,451	44,863
Foghorn Therapeutics, Inc. (b)	8,441	117,583
Forma Therapeutics Holdings, Inc. (a)	17,374	402,903
Frequency Therapeutics, Inc. (a)(b)	16,758	118,311
G1 Therapeutics, Inc. (a)(b)	8,649	116,070
Gemini Therapeutics, Inc. (a)(b)	9,094	36,740
Generation Bio Co. (a)(b)	1,342	33,644
Geron Corp. (a)	150,763	206,545
Gossamer Bio, Inc. (a)(b)	32,178	404,477
Graphite Bio, Inc.	3,472	56,906
Gritstone Bio, Inc. (a)	21,139	228,301
Homology Medicines, Inc. (a)(b)	21,841	171,889
Hookipa Pharma, Inc. (a)(b)	3,801	22,388
iBio, Inc. (a)	112,910	119,685
Icosavax, Inc.	2,857	84,539
Ideaya Biosciences, Inc. (a)(b)	12,914	329,178
Imago BioSciences, Inc.	2,086	41,783
Immuneering Corp.	1,764	46,834
Immunic, Inc. (a)	9,519	84,243
ImmunityBio, Inc. (a)(b)	31,444	306,265
ImmunoGen, Inc. (a)	46,610	264,279
Immunovant, Inc. (a)	7,380	64,132
Impel Neuropharma, Inc. (a)(b)	848	10,329
Infinity Pharmaceuticals, Inc. (a)(b)	4,261	14,573
Inovio Pharmaceuticals, Inc. (a)(b)	106,161	760,113
Inozyme Pharma, Inc. (a)(b)	7,224	83,726
Instil Bio, Inc. (b)	4,911	87,784
Invitae Corp. (a)(b)	76,997	2,189,025
iTeos Therapeutics, Inc. (a)	10,627	286,929
Iveric Bio, Inc. (a)(b)	42,841	695,738
Janux Therapeutics, Inc.	2,826	61,126
Jounce Therapeutics, Inc. (a)	16,655	123,747
Kezar Life Sciences, Inc. (a)(b)	17,400	150,336
Kiniksa Pharmaceuticals Ltd. (a)(b)	8,080	92,031
Kinnate Biopharma, Inc. (b)	12,573	289,430
Kronos Bio, Inc. (b)	17,678	370,531
Krystal Biotech, Inc. (a)	5,957	311,015
Kura Oncology, Inc. (a)	32,808	614,494
Lexicon Pharmaceuticals, Inc. (a)	21,091	101,448
Ligand Pharmaceuticals, Inc. Class B (a)(b)	6,839	952,809
Lineage Cell Therapeutics, Inc. (a)(b)	64,225	161,847
Lyell Immunopharma, Inc.	5,066	74,977
Macrogenics, Inc. (a)	2,484	52,015
Magenta Therapeutics, Inc. (a)	1,501	10,927
MannKind Corp. (a)(b)	114,723	499,045
MaxCyte, Inc. (b)	3,358	41,001
MeiraGTx Holdings PLC (a)(b)	14,657	193,179
Mersana Therapeutics, Inc. (a)(b)	10,726	101,146
MiMedx Group, Inc. (a)(b)	18,711	113,389
Mirum Pharmaceuticals, Inc. (a)(b)	1,029	20,498
Monte Rosa Therapeutics, Inc.	2,476	55,165
Mustang Bio, Inc. (a)(b)	35,608	95,786
Myriad Genetics, Inc. (a)	39,895	1,288,210
Neoleukin Therapeutics, Inc. (a)	13,786	99,673
Neximmune, Inc. (b)	2,887	43,709
Nkarta, Inc. (a)	7,153	198,925
Nurix Therapeutics, Inc. (a)(b)	1,386	41,525
Nuvalent, Inc. Class A (b)	2,287	51,572
Olema Pharmaceuticals, Inc. (b)	6,968	192,038
Omega Therapeutics, Inc.	1,581	29,802
OncoCyte Corp. (a)	8,906	31,705
Oncorus, Inc. (a)(b)	10,305	96,249
Oncternal Therapeutics, Inc. (a)(b)	22,965	95,764
Opko Health, Inc. (a)(b)	207,171	756,174
ORIC Pharmaceuticals, Inc. (a)(b)	13,729	287,073
Oyster Point Pharma, Inc. (a)	5,143	60,945
Passage Bio, Inc. (a)(b)	18,937	188,613
Portage Biotech, Inc. (a)	2,127	43,221
Poseida Therapeutics, Inc. (a)(b)	14,402	104,991
Praxis Precision Medicines, Inc.	15,340	283,637
Precigen, Inc. (a)(b)	6,150	30,689
Prometheus Biosciences, Inc. (b)	5,029	119,238
Prothena Corp. PLC (a)	4,210	299,878
Rallybio Corp.	1,536	27,003
Recursion Pharmaceuticals, Inc. (b)	4,747	109,228
REGENXBIO, Inc. (a)	9,887	414,463
Relay Therapeutics, Inc. (a)(b)	3,257	102,693
Reneo Pharmaceuticals, Inc. (b)	1,015	7,562
Replimune Group, Inc. (a)	4,505	133,528
Revolution Medicines, Inc. (b)	26,374	725,549
Rhythm Pharmaceuticals, Inc. (a)	22,933	299,505
Sana Biotechnology, Inc. (b)	2,425	54,611
Sangamo Therapeutics, Inc. (a)	6,594	59,412
Scholar Rock Holding Corp. (a)(b)	2,169	71,620
Selecta Biosciences, Inc. (a)	42,185	175,490
Sensei Biotherapeutics, Inc. (b)	10,725	112,827
Sera Prognostics, Inc. (b)	1,014	11,266
Shattuck Labs, Inc.	2,312	47,119
Sigilon Therapeutics, Inc.	7,161	40,460
Silverback Therapeutics, Inc. (b)	10,349	103,283
Solid Biosciences, Inc. (a)(b)	30,403	72,663
Sorrento Therapeutics, Inc. (a)(b)	13,874	105,859
Spero Therapeutics, Inc. (a)(b)	903	16,624
Spruce Biosciences, Inc. (b)	4,136	24,857
SQZ Biotechnologies Co. (b)	11,703	168,757
Surface Oncology, Inc. (a)(b)	17,831	134,981
Sutro Biopharma, Inc. (a)(b)	21,182	400,128
Syndax Pharmaceuticals, Inc. (a)(b)	17,595	336,240
Syros Pharmaceuticals, Inc. (a)	15,885	71,006
Talaris Therapeutics, Inc. (a)	1,564	21,208
Taysha Gene Therapies, Inc. (b)	1,923	35,806
TCR2 Therapeutics, Inc. (a)	15,542	132,262
Tenaya Therapeutics, Inc. (a)	2,973	61,392
TONIX Pharmaceuticals Holding (a)	181,304	108,982
Travere Therapeutics, Inc. (a)	28,012	679,291
Trevena, Inc. (a)(b)	57,200	70,356
Trillium Therapeutics, Inc. (a)	43,464	763,228
Turning Point Therapeutics, Inc. (a)	20,994	1,394,631
UroGen Pharma Ltd. (a)(b)	2,801	47,113
Vanda Pharmaceuticals, Inc. (a)	28,692	491,781
Vaxart, Inc. (a)(b)	5,411	43,017
Vaxcyte, Inc.	14,840	376,491
VBI Vaccines, Inc. (a)	10,994	34,191
Vera Therapeutics, Inc. (a)	1,510	26,199
Veracyte, Inc. (a)(b)	34,901	1,621,151
Verve Therapeutics, Inc.	3,370	158,390
Viking Therapeutics, Inc. (a)(b)	34,753	218,249
Viracta Therapeutics, Inc. (a)(b)	14,564	116,803
VistaGen Therapeutics, Inc. (a)	16,262	44,558
Vor Biopharma, Inc. (a)(b)	8,626	135,256
Werewolf Therapeutics, Inc.	1,267	21,742
Xbiotech, Inc.	8,361	108,275
XOMA Corp. (a)(b)	2,888	71,478
		45,926,457
Health Care Equipment & Supplies - 1.2%
Alphatec Holdings, Inc. (a)	2,902	35,375
Angiodynamics, Inc. (a)	19,229	498,800
Asensus Surgical, Inc. (a)(b)	82,745	153,078
Avanos Medical, Inc. (a)	24,925	777,660
Bioventus, Inc. (b)	1,114	15,774
Cryolife, Inc. (a)	2,263	50,442
CVRx, Inc.	775	12,819
DarioHealth Corp. (a)(b)	6,971	95,154
Haemonetics Corp. (a)	8,309	586,532
Integer Holdings Corp. (a)	16,976	1,516,636
Invacare Corp. (a)(b)	16,961	80,734
Lantheus Holdings, Inc.	29,697	762,619
LivaNova PLC (a)	5,359	424,379
Meridian Bioscience, Inc. (a)	19,628	377,643
Merit Medical Systems, Inc. (a)	2,994	214,969
Mesa Laboratories, Inc.	2,548	770,413
Misonix, Inc. (a)	2,888	73,066
Natus Medical, Inc. (a)	17,695	443,791
Neogen Corp. (a)	3,499	151,962
Neuronetics, Inc. (a)	1,331	8,731
OraSure Technologies, Inc. (a)(b)	36,694	415,009
Orthofix International NV (a)	9,930	378,532
RxSight, Inc. (b)	782	9,908
Seaspine Holdings Corp. (a)(b)	8,136	127,979
Sientra, Inc. (a)	4,212	24,135
Sight Sciences, Inc.	1,057	23,994
Talis Biomedical Corp.	7,534	47,088
Utah Medical Products, Inc.	1,515	140,653
Varex Imaging Corp. (a)	17,248	486,394
		8,704,269
Health Care Providers & Services - 1.9%
AdaptHealth Corp. (a)	37,007	861,893
Addus HomeCare Corp. (a)(b)	4,668	372,273
Apria, Inc.	3,960	147,114
Brookdale Senior Living, Inc. (a)	95,482	601,537
Castle Biosciences, Inc. (a)	944	62,776
Community Health Systems, Inc. (a)	8,317	97,309
Covetrus, Inc. (a)	53,227	965,538
Cross Country Healthcare, Inc. (a)	16,180	343,663
Exagen, Inc. (a)(b)	3,582	48,715
Fulgent Genetics, Inc. (a)(b)	9,362	842,112
LifeStance Health Group, Inc.	8,905	129,123
Magellan Health Services, Inc. (a)	12,076	1,141,786
MEDNAX, Inc. (a)	18,342	521,463
Modivcare, Inc. (a)	4,299	780,784
National Healthcare Corp.	6,427	449,761
Option Care Health, Inc. (a)	77,529	1,880,854
Owens & Minor, Inc.	6,416	200,757
Patterson Companies, Inc.	32,815	989,044
SOC Telemed, Inc. Class A (a)(b)	6,350	14,351
Tenet Healthcare Corp. (a)	48,363	3,213,238
Tivity Health, Inc. (a)	9,020	208,001
Triple-S Management Corp. (a)	11,823	418,180
Viemed Healthcare, Inc. (a)(b)	15,841	87,918
		14,378,190
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	64,033	856,121
American Well Corp.	94,239	858,517
Castlight Health, Inc. Class B (a)	63,013	98,930
Computer Programs & Systems, Inc. (b)	7,227	256,269
Convey Holding Parent, Inc. (b)	2,583	21,697
Evolent Health, Inc. (a)	32,191	997,921
Forian, Inc. (a)(b)	797	8,225
HealthStream, Inc. (a)	12,867	367,739
MultiPlan Corp. Class A (a)(b)	99,336	559,262
NantHealth, Inc. (a)(b)	5,973	9,617
Nextgen Healthcare, Inc. (a)	29,425	414,893
		4,449,191
Life Sciences Tools & Services - 0.4%
Absci Corp.	2,970	34,541
Alpha Teknova, Inc.	1,488	37,036
Codex DNA, Inc. (b)	1,666	18,543
Cytek Biosciences, Inc.	1,505	32,222
Fluidigm Corp. (a)(b)	35,313	232,713
Harvard Bioscience, Inc. (a)	2,786	19,446
Nanostring Technologies, Inc. (a)	1,886	90,547
Pacific Biosciences of California, Inc. (a)	54,632	1,395,848
Personalis, Inc. (a)	17,557	337,797
Rapid Micro Biosystems, Inc.	1,712	31,621
Seer, Inc. (b)	13,333	460,388
Singular Genomics Systems, Inc. (b)	2,548	28,512
		2,719,214
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	13,080	248,651
ANI Pharmaceuticals, Inc. (a)(b)	4,992	163,837
Atea Pharmaceuticals, Inc. (b)	30,363	1,064,527
Athira Pharma, Inc.	16,177	151,740
Avalo Therapeutics, Inc. (a)	1,370	2,987
Cara Therapeutics, Inc. (a)(b)	23,333	360,495
Citius Pharmaceuticals, Inc. (a)(b)	57,767	117,267
CorMedix, Inc. (a)(b)	17,797	82,756
CymaBay Therapeutics, Inc. (a)	32,815	119,775
Cyteir Therapeutics, Inc. (b)	1,768	31,028
Endo International PLC (a)	118,460	383,810
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,987	114,485
Fulcrum Therapeutics, Inc. (a)	13,778	388,677
Ikena Oncology, Inc. (a)(b)	4,845	61,144
Innoviva, Inc. (a)	19,500	325,845
Kala Pharmaceuticals, Inc. (a)(b)	8,230	21,563
Kaleido Biosciences, Inc. (a)(b)	311	1,698
KemPharm, Inc. (a)(b)	7,461	69,611
NGM Biopharmaceuticals, Inc.	14,668	308,321
Nuvation Bio, Inc. (a)(b)	5,406	53,736
Pliant Therapeutics, Inc. (a)	1,001	16,897
Prestige Brands Holdings, Inc. (a)	25,619	1,437,482
Provention Bio, Inc. (a)(b)	28,130	180,032
Rain Therapeutics, Inc. (b)	1,238	18,520
Reata Pharmaceuticals, Inc. (a)(b)	1,817	182,808
Supernus Pharmaceuticals, Inc. (a)	25,417	677,871
Tarsus Pharmaceuticals, Inc. (a)	780	16,809
Terns Pharmaceuticals, Inc.	2,226	23,195
Theravance Biopharma, Inc. (a)	2,379	17,605
Zogenix, Inc. (a)(b)	29,325	445,447
		7,088,619
TOTAL HEALTH CARE		83,265,940
INDUSTRIALS - 14.8%
Aerospace & Defense - 0.9%
AAR Corp. (a)	17,823	578,000
Aerojet Rocketdyne Holdings, Inc.	7,775	338,601
AerSale Corp. (a)(b)	4,627	78,659
Astronics Corp. (a)	12,445	174,977
Ducommun, Inc. (a)	5,719	287,952
Kaman Corp.	14,267	508,904
Kratos Defense & Security Solutions, Inc. (a)(b)	49,181	1,097,228
Maxar Technologies, Inc.	37,058	1,049,483
Moog, Inc. Class A	14,936	1,138,571
National Presto Industries, Inc.	2,545	208,894
Park Aerospace Corp.	9,611	131,478
Parsons Corp. (a)	13,411	452,755
Triumph Group, Inc. (a)	33,131	617,231
Vectrus, Inc. (a)	5,899	296,602
		6,959,335
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	30,317	782,482
Atlas Air Worldwide Holdings, Inc. (a)	14,777	1,206,985
Echo Global Logistics, Inc. (a)	9,092	433,779
Hub Group, Inc. Class A (a)	17,023	1,170,331
Radiant Logistics, Inc. (a)	19,833	126,733
		3,720,310
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)(b)	25,912	561,254
Mesa Air Group, Inc. (a)	17,533	134,303
SkyWest, Inc. (a)	25,693	1,267,693
Spirit Airlines, Inc. (a)	50,606	1,312,720
		3,275,970
Building Products - 0.9%
American Woodmark Corp. (a)	8,681	567,477
Apogee Enterprises, Inc.	13,083	494,014
Caesarstone Sdot-Yam Ltd.	11,396	141,538
Gibraltar Industries, Inc. (a)	12,101	842,835
Griffon Corp.	24,143	593,918
Insteel Industries, Inc.	8,866	337,351
Jeld-Wen Holding, Inc. (a)	26,088	652,983
PGT Innovations, Inc. (a)	15,705	299,966
Quanex Building Products Corp.	17,503	374,739
Resideo Technologies, Inc. (a)	65,893	1,633,487
UFP Industries, Inc.	3,086	209,786
View, Inc. Class A (a)(b)	50,718	274,892
		6,422,986
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	34,768	1,564,908
ACCO Brands Corp.	48,114	413,299
Brady Corp. Class A	24,373	1,235,711
BrightView Holdings, Inc. (a)(b)	21,909	323,377
Casella Waste Systems, Inc. Class A (a)	2,059	156,360
CECO Environmental Corp. (a)	15,880	111,795
CompX International, Inc. Class A	714	14,837
CoreCivic, Inc. (a)	61,525	547,573
Deluxe Corp.	21,618	775,870
Ennis, Inc.	12,537	236,322
Harsco Corp. (a)	23,842	404,122
Healthcare Services Group, Inc.	18,336	458,217
Heritage-Crystal Clean, Inc. (a)(b)	4,967	143,944
Herman Miller, Inc.	38,364	1,444,788
HNI Corp.	20,066	736,824
Interface, Inc.	23,792	360,449
KAR Auction Services, Inc. (a)	61,244	1,003,789
Kimball International, Inc. Class B	17,756	198,867
Matthews International Corp. Class A	15,931	552,646
NL Industries, Inc.	4,140	23,846
R.R. Donnelley & Sons Co. (a)(b)	36,376	186,973
Steelcase, Inc. Class A	45,679	579,210
Team, Inc. (a)	13,119	39,488
U.S. Ecology, Inc. (a)	14,651	473,960
UniFirst Corp.	7,760	1,649,931
VSE Corp.	5,416	260,889
		13,897,995
Construction & Engineering - 1.6%
API Group Corp. (a)(d)	102,146	2,078,671
Arcosa, Inc.	25,057	1,257,110
Argan, Inc.	7,507	327,831
Concrete Pumping Holdings, Inc. (a)	13,497	115,264
Dycom Industries, Inc. (a)	2,802	199,614
EMCOR Group, Inc.	24,847	2,866,847
Fluor Corp. (a)(b)	73,220	1,169,323
Granite Construction, Inc.	23,644	935,120
Great Lakes Dredge & Dock Corp. (a)	34,005	513,135
Infrastructure and Energy Alternatives, Inc.	8,642	98,778
INNOVATE Corp. (a)	23,928	98,105
Matrix Service Co. (a)	13,144	137,486
MYR Group, Inc. (a)	2,206	219,497
Northwest Pipe Co. (a)	4,948	117,268
NV5 Global, Inc. (a)	5,230	515,521
Primoris Services Corp.	27,738	679,304
Sterling Construction Co., Inc. (a)(b)	11,581	262,541
Tutor Perini Corp. (a)	21,162	274,683
		11,866,098
Electrical Equipment - 0.7%
Advent Technologies Holdings, Inc. Class A (a)(b)	1,782	15,503
Allied Motion Technologies, Inc.	462	14,451
American Superconductor Corp. (a)(b)	14,263	207,955
Array Technologies, Inc.	50,697	938,908
AZZ, Inc.	12,762	678,938
Babcock & Wilcox Enterprises, Inc. (a)	20,006	128,238
Beam Global (a)(b)	732	20,035
Encore Wire Corp.	10,371	983,482
EnerSys	19,769	1,471,604
FuelCell Energy, Inc. (a)(b)	38,278	256,080
GrafTech International Ltd.	11,950	123,324
Powell Industries, Inc.	4,364	107,223
Preformed Line Products Co.	1,472	95,739
Romeo Power, Inc. (a)(b)	13,584	67,241
Thermon Group Holdings, Inc. (a)	16,947	293,353
		5,402,074
Machinery - 3.8%
AgEagle Aerial Systems, Inc. (a)(b)	12,709	38,254
Alamo Group, Inc.	585	81,625
Albany International Corp. Class A	12,686	975,173
Altra Industrial Motion Corp.	33,533	1,856,052
Astec Industries, Inc.	11,717	630,492
Barnes Group, Inc.	24,366	1,016,793
Blue Bird Corp. (a)	4,042	84,316
Chart Industries, Inc. (a)	7,549	1,442,689
Columbus McKinnon Corp. (NY Shares)	14,358	694,209
Commercial Vehicle Group, Inc. (a)	10,135	95,877
Desktop Metal, Inc. (a)(b)	16,282	116,742
EnPro Industries, Inc.	10,535	917,809
ESCO Technologies, Inc.	12,022	925,694
ExOne Co. (a)	8,245	192,768
Gorman-Rupp Co.	9,346	334,680
Hillenbrand, Inc.	17,006	725,306
Hyliion Holdings Corp. Class A (a)(b)	49,373	414,733
Hyster-Yale Materials Handling Class A	5,191	260,900
Ideanomics, Inc. (a)(b)	214,485	422,535
Kennametal, Inc.	42,940	1,469,836
Lindsay Corp.	565	85,761
Luxfer Holdings PLC sponsored	7,979	156,628
Lydall, Inc. (a)	4,958	307,842
Manitowoc Co., Inc. (a)	18,168	389,159
Mayville Engineering Co., Inc. (a)(b)	4,595	86,386
Meritor, Inc. (a)	5,124	109,192
Miller Industries, Inc.	5,177	176,225
Mueller Industries, Inc.	17,935	737,129
Mueller Water Products, Inc. Class A	75,546	1,149,810
NN, Inc. (a)	21,619	113,500
Park-Ohio Holdings Corp.	4,225	107,822
Proto Labs, Inc. (a)	12,057	802,996
RBC Bearings, Inc. (a)	12,388	2,628,734
REV Group, Inc.	12,474	214,054
Rexnord Corp.	29,632	1,905,041
SPX Corp. (a)	3,862	206,424
SPX Flow, Inc.	19,674	1,438,169
Standex International Corp.	6,165	609,780
The Greenbrier Companies, Inc. (b)	16,303	700,866
Titan International, Inc. (a)	22,174	158,766
TriMas Corp. (a)	22,215	718,877
Trinity Industries, Inc.	40,268	1,094,082
Wabash National Corp.	23,675	358,203
Watts Water Technologies, Inc. Class A	6,246	1,049,890
		28,001,819
Marine - 0.4%
Costamare, Inc.	27,132	420,275
Eagle Bulk Shipping, Inc. (a)	4,563	230,066
Genco Shipping & Trading Ltd. (b)	16,494	332,024
Matson, Inc.	22,126	1,785,789
Safe Bulkers, Inc. (a)	31,551	163,119
		2,931,273
Professional Services - 1.1%
Acacia Research Corp. (a)	24,818	168,514
ASGN, Inc. (a)	2,944	333,084
Atlas Technical Consultants, Inc. (b)	5,840	59,393
Barrett Business Services, Inc.	3,863	294,592
CBIZ, Inc. (a)	25,581	827,290
CRA International, Inc.	556	55,233
First Advantage Corp.	1,285	24,479
GP Strategies Corp. (a)	6,371	131,880
Heidrick & Struggles International, Inc.	5,641	251,758
Hirequest, Inc. (b)	226	4,369
Huron Consulting Group, Inc. (a)	10,453	543,556
ICF International, Inc.	9,503	848,523
KBR, Inc.	9,252	364,529
Kelly Services, Inc. Class A (non-vtg.)	17,766	335,422
Korn Ferry	28,381	2,053,649
ManTech International Corp. Class A	14,117	1,071,763
MISTRAS Group, Inc. (a)	9,962	101,214
Resources Connection, Inc.	15,809	249,466
TrueBlue, Inc. (a)	18,050	488,794
Willdan Group, Inc. (a)(b)	1,191	42,388
		8,249,896
Road & Rail - 0.9%
ArcBest Corp. (b)	13,064	1,068,243
Avis Budget Group, Inc. (a)	25,136	2,928,595
Covenant Transport Group, Inc. Class A (a)	6,244	172,647
Heartland Express, Inc.	24,100	386,082
Marten Transport Ltd.	30,872	484,382
P.A.M. Transportation Services, Inc. (a)	1,600	71,968
U.S. Xpress Enterprises, Inc. (a)(b)	13,787	118,982
Universal Logistics Holdings, Inc.	897	18,012
Werner Enterprises, Inc.	28,357	1,255,364
Yellow Corp. (a)(b)	24,852	140,414
		6,644,689
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc. (a)	7,906	108,549
Beacon Roofing Supply, Inc. (a)	7,477	357,102
Boise Cascade Co.	16,056	866,703
CAI International, Inc.	6,431	359,557
Custom Truck One Source, Inc. Class A (a)	16,370	152,732
DXP Enterprises, Inc. (a)	9,277	274,321
GATX Corp.	18,055	1,617,006
Global Industrial Co.	1,405	53,235
GMS, Inc. (a)	22,153	970,301
McGrath RentCorp.	3,892	280,029
MRC Global, Inc. (a)	41,684	305,961
NOW, Inc. (a)	57,191	437,511
Rush Enterprises, Inc.:
Class A	22,614	1,021,248
Class B	2,406	110,123
Textainer Group Holdings Ltd. (a)	21,357	745,573
Titan Machinery, Inc. (a)(b)	10,185	263,893
Triton International Ltd.	34,328	1,786,429
Veritiv Corp. (a)	7,557	676,805
WESCO International, Inc. (a)	19,073	2,199,498
Willis Lease Finance Corp. (a)	1,254	46,636
		12,633,212
TOTAL INDUSTRIALS		110,005,657
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
ADTRAN, Inc.	23,399	438,965
Aviat Networks, Inc. (a)	4,986	163,840
Calix, Inc. (a)	4,939	244,135
Comtech Telecommunications Corp.	13,114	335,850
Digi International, Inc. (a)	17,616	370,288
DZS, Inc. (a)	4,822	59,118
EchoStar Holding Corp. Class A (a)(b)	20,158	514,231
EMCORE Corp. (a)	16,226	121,370
Harmonic, Inc. (a)	37,486	328,003
Inseego Corp. (a)(b)	33,561	223,516
KVH Industries, Inc. (a)	7,174	69,086
NETGEAR, Inc. (a)(b)	15,534	495,690
NetScout Systems, Inc. (a)	35,944	968,691
Plantronics, Inc. (a)(b)	12,819	329,576
Ribbon Communications, Inc. (a)	36,228	216,643
Viavi Solutions, Inc. (a)	12,863	202,464
		5,081,466
Electronic Equipment & Components - 1.7%
Aeva Technologies, Inc. (b)	40,305	320,022
Belden, Inc.	22,840	1,330,658
Benchmark Electronics, Inc.	18,312	489,114
CTS Corp.	12,804	395,772
Daktronics, Inc. (a)	17,847	96,909
ePlus, Inc. (a)	6,870	704,931
Fabrinet (a)	2,722	279,032
FARO Technologies, Inc. (a)	4,744	312,203
Identiv, Inc. (a)	770	14,507
II-VI, Inc. (a)(b)	4,092	242,901
Insight Enterprises, Inc. (a)	11,672	1,051,414
Itron, Inc. (a)	4,185	316,512
Kimball Electronics, Inc. (a)	11,847	305,297
Knowles Corp. (a)	45,980	861,665
Methode Electronics, Inc. Class A	19,712	828,890
OSI Systems, Inc. (a)	7,762	735,838
PC Connection, Inc.	5,705	251,191
Plexus Corp. (a)(b)	1,612	144,129
Rogers Corp. (a)	1,173	218,741
Sanmina Corp. (a)	33,033	1,273,092
ScanSource, Inc. (a)	13,050	454,010
TTM Technologies, Inc. (a)	53,503	672,533
Vishay Intertechnology, Inc.	59,605	1,197,464
Vishay Precision Group, Inc. (a)	6,300	219,051
		12,715,876
IT Services - 0.6%
Cass Information Systems, Inc.	6,029	252,314
Conduent, Inc. (a)	86,966	573,106
CSG Systems International, Inc.	8,947	431,245
Digitalocean Holdings, Inc.	1,411	109,536
Flywire Corp. (a)	1,028	45,068
Hackett Group, Inc.	971	19,051
Limelight Networks, Inc. (a)	63,842	151,944
Liveramp Holdings, Inc. (a)	34,127	1,611,818
MoneyGram International, Inc. (a)	46,359	371,799
Rackspace Technology, Inc. (a)(b)	7,918	112,594
Repay Holdings Corp. (a)(b)	25,568	588,831
StarTek, Inc. (a)	8,332	45,909
Unisys Corp. (a)	7,118	178,947
		4,492,162
Semiconductors & Semiconductor Equipment - 0.9%
Alpha & Omega Semiconductor Ltd. (a)	2,127	66,724
Amkor Technology, Inc.	42,098	1,050,345
AXT, Inc. (a)	20,350	169,516
Cohu, Inc. (a)	3,334	106,488
Diodes, Inc. (a)	5,198	470,887
DSP Group, Inc. (a)	11,470	251,308
FormFactor, Inc. (a)	5,209	194,452
Ichor Holdings Ltd. (a)	5,007	205,738
NeoPhotonics Corp. (a)	26,222	228,394
NVE Corp.	35	2,239
Onto Innovation, Inc. (a)	17,317	1,251,153
PDF Solutions, Inc. (a)	15,213	350,508
Photronics, Inc. (a)	31,026	422,884
Rambus, Inc. (a)	55,744	1,237,517
SkyWater Technology, Inc. (a)(b)	296	8,051
SunPower Corp. (a)(b)	8,379	190,036
Veeco Instruments, Inc. (a)(b)	26,037	578,282
		6,784,522
Software - 1.4%
A10 Networks, Inc. (a)	5,390	72,657
Agilysys, Inc. (a)	1,239	64,874
Alkami Technology, Inc. (a)	278	6,861
American Software, Inc. Class A	3,511	83,386
Asana, Inc.	3,140	326,058
Benefitfocus, Inc. (a)(b)	3,547	39,372
Bottomline Technologies, Inc. (a)	19,004	746,477
ChannelAdvisor Corp. (a)	4,639	117,042
Cleanspark, Inc. (a)(b)	17,674	204,842
Cloudera, Inc. (a)	46,859	748,338
Couchbase, Inc. (b)	1,311	40,785
CS Disco, Inc.	3,701	177,426
E2open Parent Holdings, Inc. (a)(b)	83,766	946,556
Ebix, Inc. (b)	13,845	372,846
eGain Communications Corp. (a)	5,779	58,946
Envestnet, Inc. (a)	1,907	153,018
EverCommerce, Inc.	2,173	35,833
GTY Technology Holdings, Inc. (a)	16,579	124,674
Instructure Holdings, Inc. (b)	5,105	115,322
Intapp, Inc.	1,290	33,230
InterDigital, Inc.	9,482	643,069
Kaltura, Inc. (b)	4,428	45,564
Marathon Digital Holdings, Inc. (a)(b)	46,337	1,463,322
MeridianLink, Inc.	1,660	37,118
Model N, Inc. (a)	1,535	51,423
ON24, Inc. (a)	4,931	98,324
Ping Identity Holding Corp. (a)	25,677	630,884
QAD, Inc. Class A	851	74,369
Rekor Systems, Inc. (a)	5,699	65,482
SecureWorks Corp. (a)	5,095	101,289
Smith Micro Software, Inc. (a)(b)	23,878	115,570
Verint Systems, Inc. (a)(b)	33,505	1,500,689
VirnetX Holding Corp. (a)(b)	31,747	124,448
Xperi Holding Corp.	54,481	1,026,422
		10,446,516
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	5,526	152,352
Eastman Kodak Co. (a)(b)	1,204	8,199
Quantum Corp. (a)	29,124	150,862
Super Micro Computer, Inc. (a)	22,453	821,106
Turtle Beach Corp. (a)(b)	1,466	40,784
		1,173,303
TOTAL INFORMATION TECHNOLOGY		40,693,845
MATERIALS - 4.5%
Chemicals - 1.9%
AdvanSix, Inc.	14,199	564,410
American Vanguard Corp.	11,142	167,687
Amyris, Inc. (a)(b)	78,437	1,076,940
Avient Corp.	42,095	1,951,103
Chase Corp.	2,812	287,246
Ecovyst, Inc.	26,131	304,687
Ferro Corp. (a)	6,713	136,542
FutureFuel Corp.	12,459	88,833
GCP Applied Technologies, Inc. (a)	25,641	562,051
H.B. Fuller Co.	21,974	1,418,641
Hawkins, Inc.	3,383	117,999
Innospec, Inc.	8,704	733,051
Intrepid Potash, Inc. (a)	5,103	157,683
Koppers Holdings, Inc. (a)	10,872	339,859
Kraton Performance Polymers, Inc. (a)	16,167	737,862
Kronos Worldwide, Inc.	8,688	107,818
Minerals Technologies, Inc.	17,235	1,203,692
Rayonier Advanced Materials, Inc. (a)	31,947	239,603
Sensient Technologies Corp.	10,458	952,515
Stepan Co.	9,975	1,126,577
Tredegar Corp.	1,691	20,596
Tronox Holdings PLC	59,260	1,460,759
Valhi, Inc.	1,162	27,109
Zymergen, Inc. (b)	7,669	101,001
		13,884,264
Construction Materials - 0.3%
Summit Materials, Inc. (a)	61,272	1,958,866
United States Lime & Minerals, Inc.	1,007	121,646
		2,080,512
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	11,633	751,492
Class B	2,335	151,308
Myers Industries, Inc.	9,788	191,551
Pactiv Evergreen, Inc.	21,936	274,639
Ranpak Holdings Corp. (A Shares) (a)	16,367	438,963
UFP Technologies, Inc. (a)	3,215	198,012
		2,005,965
Metals & Mining - 1.6%
Allegheny Technologies, Inc. (a)	25,850	429,886
Arconic Corp. (a)	56,807	1,791,693
Carpenter Technology Corp.	24,477	801,377
Century Aluminum Co. (a)	25,176	338,617
Coeur d'Alene Mines Corp. (a)	42,019	259,257
Commercial Metals Co.	61,806	1,882,611
Constellium NV (a)	63,289	1,188,567
Gatos Silver, Inc.	3,852	44,799
Haynes International, Inc.	6,356	236,761
Hecla Mining Co.	193,404	1,063,722
Kaiser Aluminum Corp.	7,139	777,865
Materion Corp.	6,382	438,060
Olympic Steel, Inc.	4,776	116,343
PolyMet Mining Corp. (a)(b)	8,712	26,572
Ryerson Holding Corp.	3,164	70,462
Schnitzer Steel Industries, Inc. Class A	12,271	537,593
SunCoke Energy, Inc.	41,964	263,534
TimkenSteel Corp. (a)(b)	23,773	310,951
Warrior Metropolitan Coal, Inc.	23,818	554,245
Worthington Industries, Inc.	17,291	911,236
		12,044,151
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)(b)	8,468	324,578
Domtar Corp. (a)	25,780	1,406,041
Glatfelter Corp.	22,601	318,674
Neenah, Inc.	8,765	408,537
Schweitzer-Mauduit International, Inc.	16,306	565,166
Verso Corp.	13,888	288,176
		3,311,172
TOTAL MATERIALS		33,326,064
REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 10.6%
Acadia Realty Trust (SBI)	45,270	923,961
Agree Realty Corp.	35,774	2,369,312
Alexander & Baldwin, Inc.	37,654	882,610
American Assets Trust, Inc.	26,326	985,119
American Finance Trust, Inc.	59,373	477,359
Apartment Investment & Management Co. Class A	77,983	534,184
Apple Hospitality (REIT), Inc.	111,143	1,748,279
Armada Hoffler Properties, Inc.	32,553	435,234
Ashford Hospitality Trust, Inc. (a)	8,693	127,961
Braemar Hotels & Resorts, Inc. (a)	26,756	129,767
Brandywine Realty Trust (SBI)	89,094	1,195,641
Broadstone Net Lease, Inc.	80,112	1,987,579
BRT Apartments Corp.	5,977	115,237
CareTrust (REIT), Inc.	50,864	1,033,556
CatchMark Timber Trust, Inc.	8,516	101,085
Centerspace	7,377	697,127
Chatham Lodging Trust (a)	24,744	303,114
City Office REIT, Inc.	22,723	405,833
Clipper Realty, Inc.	884	7,160
Columbia Property Trust, Inc.	59,117	1,124,405
Community Healthcare Trust, Inc.	5,069	229,068
CorePoint Lodging, Inc. (a)	20,664	320,292
Corporate Office Properties Trust (SBI)	58,852	1,587,827
CTO Realty Growth, Inc.	3,052	164,076
DiamondRock Hospitality Co. (a)	108,474	1,025,079
Digitalbridge Group, Inc. (a)(b)	251,221	1,514,863
Diversified Healthcare Trust (SBI)	122,856	416,482
Easterly Government Properties, Inc.	45,087	931,497
Empire State Realty Trust, Inc.	73,903	741,247
Equity Commonwealth	59,794	1,553,448
Essential Properties Realty Trust, Inc.	61,754	1,724,172
Farmland Partners, Inc.	15,571	186,696
Four Corners Property Trust, Inc.	40,035	1,075,340
Franklin Street Properties Corp.	53,637	248,876
Getty Realty Corp.	21,300	624,303
Gladstone Commercial Corp.	14,409	303,021
Gladstone Land Corp.	6,318	143,861
Global Medical REIT, Inc.	33,232	488,510
Global Net Lease, Inc.	52,789	845,680
Healthcare Realty Trust, Inc.	75,805	2,257,473
Hersha Hospitality Trust (a)	16,791	156,660
Independence Realty Trust, Inc.	55,122	1,121,733
Indus Realty Trust, Inc.	589	41,289
Industrial Logistics Properties Trust	34,632	879,999
iStar Financial, Inc.	35,781	897,387
Kite Realty Group Trust	43,679	889,304
Lexington Corporate Properties Trust	143,615	1,831,091
LTC Properties, Inc.	20,517	650,184
Mack-Cali Realty Corp. (a)	45,491	778,806
Monmouth Real Estate Investment Corp. Class A	42,779	797,828
National Health Investors, Inc.	22,805	1,220,068
NETSTREIT Corp.	21,866	517,131
NexPoint Residential Trust, Inc.	9,521	589,159
Office Properties Income Trust	25,113	636,112
One Liberty Properties, Inc.	8,781	267,733
Outfront Media, Inc.	60,647	1,528,304
Paramount Group, Inc.	96,570	868,164
Pebblebrook Hotel Trust	67,484	1,512,316
Phillips Edison & Co., Inc.	8,649	265,611
Physicians Realty Trust	112,958	1,990,320
Piedmont Office Realty Trust, Inc. Class A	65,281	1,137,848
Plymouth Industrial REIT, Inc.	16,136	367,094
Postal Realty Trust, Inc.	6,809	126,920
Potlatch Corp.	34,430	1,775,899
Preferred Apartment Communities, Inc. Class A	26,731	326,920
PS Business Parks, Inc.	1,798	281,819
Retail Opportunity Investments Corp.	62,829	1,094,481
Retail Properties America, Inc.	111,515	1,436,313
Retail Value, Inc.	9,135	240,525
RLJ Lodging Trust	85,731	1,273,963
RPT Realty	43,336	552,967
Ryman Hospitality Properties, Inc. (a)	2,311	193,431
Sabra Health Care REIT, Inc.	114,442	1,684,586
Safehold, Inc.	3,297	237,021
Saul Centers, Inc.	836	36,834
Seritage Growth Properties (a)	19,451	288,458
Service Properties Trust	85,126	954,262
SITE Centers Corp.	90,832	1,402,446
Stag Industrial, Inc.	85,526	3,356,896
Summit Hotel Properties, Inc. (a)	54,757	527,310
Sunstone Hotel Investors, Inc. (a)	112,934	1,348,432
Tanger Factory Outlet Centers, Inc.	38,245	623,394
Terreno Realty Corp.	36,638	2,316,621
The GEO Group, Inc. (b)	60,687	453,332
The Macerich Co. (b)	110,123	1,840,155
UMH Properties, Inc.	3,873	88,692
Uniti Group, Inc.	101,318	1,253,304
Universal Health Realty Income Trust (SBI)	626	34,599
Urban Edge Properties	60,617	1,109,897
Urstadt Biddle Properties, Inc. Class A	15,722	297,617
Washington REIT (SBI)	43,805	1,084,174
Whitestone REIT Class B	23,934	234,075
Xenia Hotels & Resorts, Inc. (a)	59,022	1,047,050
		78,432,868
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (a)	7,128	132,795
FRP Holdings, Inc. (a)	3,356	187,668
Kennedy-Wilson Holdings, Inc.	61,534	1,287,291
Marcus & Millichap, Inc. (a)	11,193	454,660
RE/MAX Holdings, Inc.	9,814	305,804
Realogy Holdings Corp. (a)	59,494	1,043,525
Tejon Ranch Co. (a)	10,859	192,856
The RMR Group, Inc.	7,014	234,618
		3,839,217
TOTAL REAL ESTATE		82,272,085
UTILITIES - 4.5%
Electric Utilities - 1.1%
Allete, Inc.	27,090	1,612,397
MGE Energy, Inc.	18,844	1,385,034
Otter Tail Corp.	21,263	1,190,090
PNM Resources, Inc.	43,953	2,174,794
Portland General Electric Co.	46,278	2,174,603
Via Renewables, Inc. Class A, (b)	651	6,634
		8,543,552
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares	27,573	1,651,071
Chesapeake Utilities Corp.	8,876	1,065,564
New Jersey Resources Corp.	49,813	1,733,991
Northwest Natural Holding Co.	15,590	716,984
ONE Gas, Inc.	27,163	1,721,319
South Jersey Industries, Inc. (b)	53,226	1,131,585
Southwest Gas Corp.	30,384	2,032,082
Spire, Inc.	26,107	1,597,226
		11,649,822
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc.:
Class A	17,818	502,468
Class C	27,820	842,111
Ormat Technologies, Inc. (b)	23,447	1,561,805
Sunnova Energy International, Inc. (a)(b)	38,142	1,256,397
		4,162,781
Multi-Utilities - 0.7%
Avista Corp.	35,572	1,391,577
Black Hills Corp.	32,540	2,042,210
NorthWestern Energy Corp.	26,648	1,526,930
Unitil Corp.	8,109	346,903
		5,307,620
Water Utilities - 0.6%
American States Water Co.	9,117	779,686
Artesian Resources Corp. Class A	4,120	157,260
Cadiz, Inc. (a)(b)	10,205	71,843
California Water Service Group	26,737	1,575,611
Middlesex Water Co.	5,616	577,212
Pure Cycle Corp. (a)	1,908	25,395
SJW Corp.	14,280	943,337
York Water Co.	2,643	115,446
		4,245,790
TOTAL UTILITIES		33,909,565
TOTAL COMMON STOCKS (Cost $641,781,832)		740,602,965

Money Market Funds - 11.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	1,773,438	1,773,793
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	83,710,937	83,719,308
TOTAL MONEY MARKET FUNDS (Cost $85,493,101)		85,493,101

TOTAL INVESTMENT IN SECURITIES - 111.1% (Cost $727,274,933)	826,096,066
NET OTHER ASSETS (LIABILITIES) - (11.1)% (g)	(82,796,916)
NET ASSETS - 100.0%	743,299,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	24	Dec 2021	2,640,960	(2,622)	(2,622)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,078,671 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $182,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	23,396,312	60,798,181	82,420,700	398	-	-	1,773,793	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	35,797,850	104,820,147	56,898,689	75,875	-	-	83,719,308	0.2%
Total	59,194,162	165,618,328	139,319,389	76,273	-	-	85,493,101

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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